Related parties	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related parties	Related parties
Key management personnel compensation

The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2025	2024
Salaries, wages and benefits	1,159	1,120
Share-based payments	1,723	1,517
Supervisory Board’s fees	212	86
Total compensation to related parties	3,094	2,722

The methods used to measure share-based payments are presented in Note 18 -Share-based payments of the Company’s consolidated financial statements as of and for the year ended December 31, 2024.

Related parties

As of June 30, 2025, Johnson & Johnson Innovation – JJDC, an affiliate of Janssen, beneficially owns approximately 11.66% of the outstanding ordinary shares of Nanobiotix. Nanobiotix and Janssen are parties to the Janssen Agreement, the “TSA” and the “AAA”, each as described in the consolidated financial statements prepared for the year ended December 31, 2024). Accordingly Janssen may be considered a related party of Nanobiotix.
For the six month period ended June 30, 2025, the Company continued to support Janssen in execution of NANORAY-312 clinical study during the transition process and following the sponsorship transfer and conducted transactions with Janssen (see Note 16 - Revenues and other income). The payments between the two companies as well as the liabilities and receivables are as follows:

	As of June 30, 2025
(in thousands of euros)	Payments	Assets/(Liabilities)
Collection (Janssen towards Nanobiotix SA) / Receivables	7,387	1,837
Payments (Nanobiotix SA towards Janssen) / Payables	—	(7,905)
Total	7,387	(6,068)